RESTRICTED CASH (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
RESTRICTED CASH
Restricted cash	$ 35,441,000	$ 25,450,000
Self-insurance deposit
RESTRICTED CASH
Restricted cash	3,400,000	4,700,000
Qualified environmental trust fund
RESTRICTED CASH
Restricted cash		20,700,000
Contribution to qualified environmental trust ("QET")	32,000,000
Amount withdrawn from the trust to fund the environmental remediation expenditures		$ 12,000,000